UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21972

Name of Fund: BlackRock Credit Allocation Income Trust (BTZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Credit Allocation Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2013

Date of reporting period: 01/31/2013

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2013 (Unaudited)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV)
(Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)		Value
321 Henderson Receivables I LLC, Series 2012-1A, Class A,
4.21%, 2/16/65(a)	USD	2,929	$3,004,354
Atrium CDO Corp., Series 5A, Class A4,
0.70%, 7/20/20(a)(b)		9,000	8,302,500
SLM Student Loan Trust, Series 2004-B, Class A2,
0.51%, 6/15/21(b)		5,099	5,034,340

Total Asset-Backed Securities – 1.0%			16,341,194

Corporate Bonds
Aerospace & Defense – 0.5%
Bombardier, Inc.,
4.25%, 1/15/16(a)		1,390	1,431,700
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/18		1,430	1,567,637
7.13%, 3/15/21		2,000	2,200,000
Kratos Defense & Security Solutions, Inc.,
10.00%, 6/01/17		3,418	3,751,255

			8,950,592

Airlines – 0.7%
American Airlines Pass-Through Trust, Series 2011-2, Class A,
8.63%, 10/15/21(c)		780	811,522
Continental Airlines Pass-Through Trust:
Series 2009-2, Class B, 9.25%, 11/10/18		3,626	4,042,466
Series 2012-3, Class C, 6.13%, 5/10/17		2,040	2,029,800
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G-1,
6.72%, 1/02/23		3,582	3,958,218

			10,842,006

Auto Components – 1.0%
Delphi Corp.,
6.13%, 5/15/21		1,930	2,123,000
Ford Motor Co.,
7.45%, 7/16/31		3,660	4,666,500
Icahn Enterprises LP,
8.00%, 1/15/18		9,200	9,855,500

			16,645,000

Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc.,
1.38%, 7/15/17(c)		3,375	3,387,056
Constellation Brands, Inc.,
7.25%, 5/15/17		6,615	7,632,056

			11,019,112

Building Products – 0.4%
Building Materials Corp. of America(a):
7.00%, 2/15/20		1,430	1,558,700
6.75%, 5/01/21		3,600	3,969,000
Momentive Performance Materials, Inc.,
8.88%, 10/15/20		1,030	1,060,900

			6,588,600

Capital Markets – 5.4%
Ameriprise Financial, Inc.,
5.30%, 3/15/20(c)		10,000	11,767,220
The Goldman Sachs Group, Inc.(c):
6.25%, 9/01/17		625	731,491
6.15%, 4/01/18		1,650	1,938,509
7.50%, 2/15/19		5,165	6,492,364
5.25%, 7/27/21		1,175	1,327,006
5.75%, 1/24/22		7,400	8,625,677
3.63%, 1/22/23		4,150	4,143,074
6.25%, 2/01/41		15,000	18,186,915
Jefferies Group LLC,
5.13%, 1/20/23		1,850	1,897,573
Morgan Stanley:
0.78%, 10/15/15(b)		1,325	1,295,119
5.63%, 9/23/19(c)		6,770	7,678,141
5.75%, 1/25/21(c)		5,495	6,244,183
5.50%, 7/28/21		2,695	3,033,837
UBS AG:
2.25%, 1/28/14		5,455	5,539,792
5.88%, 7/15/16(c)		5,025	5,615,845
7.63%, 8/17/22		4,975	5,466,236

			89,982,982

Chemicals – 2.5%
Ashland, Inc.,
4.75%, 8/15/22(a)		1,745	1,792,988
Axiall Corp.,
4.88%, 5/15/23(a)(d)		598	602,485
Celanese US Holdings LLC,
5.88%, 6/15/21		5,235	5,876,287
Eagle Spinco, Inc.,
4.63%, 2/15/21(a)		1,674	1,684,463
Huntsman International LLC:
4.88%, 11/15/20		2,976	3,005,760
8.63%, 3/15/21(c)		2,000	2,290,000
INEOS Finance Plc(a):
8.38%, 2/15/19		255	279,225
7.50%, 5/01/20		2,080	2,241,200
Linde Finance BV,
7.38%, 7/14/66(b)	EUR	2,086	3,266,575
LyondellBasell Industries NV,
5.75%, 4/15/24(c)	USD	6,370	7,373,275
Nufarm Australia Ltd.,
6.38%, 10/15/19(a)		990	1,049,400
Rockwood Specialties Group, Inc.,
4.63%, 10/15/20		5,695	5,816,019
Tronox Finance LLC,
6.38%, 8/15/20(a)		4,679	4,702,395

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	1

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV)
(Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Chemicals (concluded)
US Coatings Acquisition, Inc./ Flash Dutch 2 BV,
7.38%, 5/01/21(a)(d)	USD	617	$635,510

			40,615,582

Commercial Banks – 5.0%
Amsouth Bank, Series AI,
4.85%, 4/01/13		3,575	3,598,237
Asciano Finance Ltd.,
5.00%, 4/07/18(a)		3,000	3,253,614
Associated Banc-Corp,
5.13%, 3/28/16(c)		7,430	8,150,569
BBVA US Senior SAU,
4.66%, 10/09/15		8,400	8,669,203
Branch Banking & Trust Co.(b):
0.63%, 9/13/16		3,750	3,718,121
0.59%, 5/23/17		2,250	2,209,459
CIT Group, Inc.:
4.25%, 8/15/17		4,600	4,761,000
5.25%, 3/15/18		4,030	4,312,100
6.63%, 4/01/18(a)		335	375,200
5.50%, 2/15/19(a)		3,500	3,745,000
5.00%, 8/15/22		1,440	1,520,816
City National Corp.,
5.25%, 9/15/20(c)		2,900	3,178,557
Discover Bank,
8.70%, 11/18/19		748	983,089
HSBC Finance Corp.,
6.68%, 1/15/21(c)		5,150	6,128,160
Regions Financial Corp.:
4.88%, 4/26/13(c)		8,500	8,574,375
5.75%, 6/15/15		6,110	6,644,625
RESPARCS Funding LP I,
8.00%(e)		4,000	962,000
Santander Holdings USA, Inc.,
3.00%, 9/24/15		3,750	3,839,936
SVB Financial Group,
5.38%, 9/15/20(c)		2,850	3,195,138
Wachovia Bank NA,
6.60%, 1/15/38(c)		3,620	4,816,001

			82,635,200

Commercial Services & Supplies – 4.1%
ADS Waste Holdings, Inc.,
8.25%, 10/01/20(a)		1,003	1,073,210
The ADT Corp.,
4.88%, 7/15/42(a)		4,500	4,271,558
Aviation Capital Group Corp.(a):
7.13%, 10/15/20(c)		31,000	33,959,570
6.75%, 4/06/21		7,850	8,525,649
Casella Waste Systems, Inc.,
7.75%, 2/15/19		716	690,940
Clean Harbors, Inc.,
5.25%, 8/01/20		1,559	1,629,155
Corrections Corp. of America,
7.75%, 6/01/17		10,585	11,167,175
Covanta Holding Corp.,
6.38%, 10/01/22		2,245	2,450,108
HDTFS, Inc.(a):
5.88%, 10/15/20		1,235	1,312,188
6.25%, 10/15/22		1,560	1,692,600
Mobile Mini, Inc.,
7.88%, 12/01/20		930	1,027,650

			67,799,803

Communications Equipment – 0.9%
Avaya, Inc.,
9.75%, 11/01/15(c)		2,628	2,503,170
Brocade Communications Systems, Inc.,
6.88%, 1/15/20(c)		8,695	9,499,287
Zayo Group LLC/Zayo Capital, Inc.,
8.13%, 1/01/20		2,400	2,676,000

			14,678,457

Computers & Peripherals – 0.1%
NCR Corp.,
5.00%, 7/15/22(a)		470	475,875
NetApp, Inc.,
2.00%, 12/15/17		1,450	1,445,846

			1,921,721

Construction Materials – 0.4%
HD Supply, Inc.(a):
8.13%, 4/15/19		3,030	3,431,475
7.50%, 7/15/20		1,385	1,367,687
11.50%, 7/15/20		2,100	2,420,250

			7,219,412

Consumer Finance – 4.6%
Capital One Bank USA NA,
8.80%, 7/15/19		9,675	13,252,873
Daimler Finance North America LLC,
2.63%, 9/15/16(a)(c)		11,550	12,032,328
Discover Financial Services,
3.85%, 11/21/22(a)		3,252	3,303,681
Experian Finance Plc,
2.38%, 6/15/17(a)(c)		2,550	2,595,928
Ford Motor Credit Co. LLC:
8.00%, 12/15/16		4,000	4,792,672
5.88%, 8/02/21		9,420	10,706,490
Inmarsat Finance Plc,
7.38%, 12/01/17(a)		5,620	6,041,500
Rabobank Nederland,
3.95%, 11/09/22(c)		3,775	3,776,336
SLM Corp.:
3.88%, 9/10/15		5,000	5,201,850
6.25%, 1/25/16		11,620	12,785,567
Toll Brothers Finance Corp.,
5.88%, 2/15/22		1,385	1,574,047

			76,063,272

Containers & Packaging – 1.7%
Ardagh Packaging Finance Plc(a):
7.38%, 10/15/17		808	887,790

2	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Containers & Packaging (concluded)
Ardagh Packaging Finance Plc(a) (concluded):
7.38%, 10/15/17	USD	410	$451,000
9.13%, 10/15/20		1,130	1,240,175
4.88%, 11/15/22		658	654,710
Ball Corp.:
7.13%, 9/01/16		5,000	5,337,500
6.75%, 9/15/20		7,360	8,114,400
Bemis Co., Inc.,
6.80%, 8/01/19		200	240,432
Crown Americas LLC,
6.25%, 2/01/21		2,775	3,017,813
Crown Americas LLC/Crown Americas Capital Corp. IV,
4.50%, 1/15/23(a)		3,281	3,231,785
Sealed Air Corp.,
6.50%, 12/01/20(a)		3,030	3,348,150
Smurfit Kappa Acquisitions,
4.88%, 9/15/18(a)		1,740	1,792,200

			28,315,955

Diversified Consumer Services – 0.4%
313 Group, Inc.,
6.38%, 12/01/19(a)		2,600	2,548,000
Service Corp. International,
4.50%, 11/15/20		4,382	4,442,252

			6,990,252

Diversified Financial Services – 9.2%
Aircastle Ltd.,
6.25%, 12/01/19		3,162	3,414,960
Ally Financial, Inc.:
4.50%, 2/11/14		3,900	4,007,250
8.30%, 2/12/15		5,290	5,891,736
8.00%, 11/01/31		4,555	5,756,381
Bank of America Corp.:
3.75%, 7/12/16(c)		5,525	5,893,037
5.30%, 3/15/17(c)		13,440	15,005,975
5.00%, 5/13/21(c)		17,100	19,129,531
5.70%, 1/24/22		3,615	4,239,368
Blackstone Holdings Finance Co. LLC,
4.75%, 2/15/23(a)(c)		2,800	2,980,382
Carlyle Holdings Finance LLC,
3.88%, 2/01/23(a)		1,500	1,501,188
Citigroup, Inc.(c):
4.45%, 1/10/17		4,800	5,268,672
8.50%, 5/22/19		464	618,794
Countrywide Financial Corp.,
6.25%, 5/15/16(c)		8,069	8,936,248
DPL, Inc.:
6.50%, 10/15/16		790	829,500
7.25%, 10/15/21		2,850	3,070,875
General Motors Financial Co., Inc.,
6.75%, 6/01/18		1,700	1,967,750
ING Bank NV,
5.00%, 6/09/21(a)(c)		8,000	9,006,360
Intesa Sanpaolo SpA:
3.13%, 1/15/16		5,450	5,409,185
3.88%, 1/16/18		3,555	3,494,146
LeasePlan Corp. NV,
3.00%, 10/23/17(a)(c)		6,775	6,846,815
Macquarie Bank Ltd.,
5.00%, 2/22/17(a)(c)		2,325	2,548,137
Moody’s Corp.,
6.06%, 9/07/17		20,000	21,488,220
Reynolds American, Inc.,
3.25%, 11/01/22		6,250	6,185,400
Reynolds Group Issuer, Inc.:
7.13%, 4/15/19		780	832,650
9.00%, 4/15/19		110	116,050
7.88%, 8/15/19		2,480	2,728,000
9.88%, 8/15/19		855	934,088
5.75%, 10/15/20		4,620	4,723,950
6.88%, 2/15/21		365	391,463

			153,216,111

Diversified Telecommunication Services – 3.1%
AT&T, Inc.,
6.30%, 1/15/38(c)		12,000	14,652,972
Level 3 Financing, Inc.:
8.13%, 7/01/19		11,171	12,176,390
8.63%, 7/15/20		2,240	2,508,800
Telecom Italia Capital SA,
6.18%, 6/18/14		3,350	3,549,640
Telefonica Emisiones SAU,
5.46%, 2/16/21		4,580	4,959,123
Verizon Communications, Inc.,
7.35%, 4/01/39(c)		7,825	10,951,283
Windstream Corp.,
7.88%, 11/01/17		2,280	2,604,900

			51,403,108

Electric Utilities – 4.1%
CMS Energy Corp.,
5.05%, 3/15/22		3,800	4,234,712
Dominion Resources, Inc.,
8.88%, 1/15/19(c)		8,000	10,916,272
Duke Energy Corp.,
3.55%, 9/15/21(c)		3,650	3,819,630
Electricite de France
SA, 5.25%(a)(b)(e)		7,430	7,253,233
FirstEnergy Solutions Corp.,
6.05%, 8/15/21		3,650	4,176,180
Great Plains Energy, Inc.,
5.29%, 6/15/22		5,550	6,185,325
Mirant Mid Atlantic Pass-Through Trust, Series B,
9.13%, 6/30/17		1,744	1,953,228
Nisource Finance Corp.:
6.40%, 3/15/18		3,580	4,281,580
5.25%, 2/15/43		2,075	2,182,985
Oncor Electric Delivery Co. LLC(c):
4.10%, 6/01/22		4,150	4,471,409
5.30%, 6/01/42		2,750	3,075,199

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	3

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Electric Utilities (concluded)
Progress Energy, Inc.,
7.00%, 10/30/31(c)	USD	12,000	$15,230,304

			67,780,057

Electrical Equipment – 0.1%
GrafTech International Ltd.,
6.38%, 11/15/20(a)		2,385	2,522,138

Electronic Equipment, Instruments & Components – 0.3%
Jabil Circuit, Inc.,
8.25%, 3/15/18		2,600	3,107,000
NXP BV,
3.05%, 10/15/13(b)		1,357	1,357,000

			4,464,000

Energy Equipment & Services – 3.8%
Atwood Oceanics, Inc.,
6.50%, 2/01/20		375	407,813
Compagnie Générale de Géophysique, Veritas,
6.50%, 6/01/21		2,390	2,539,375
Energy Transfer Partners LP,
5.20%, 2/01/22		10,200	11,386,393
Ensco Plc,
4.70%, 3/15/21(c)		6,640	7,454,788
FTS International Services LLC/FTS International Bonds, Inc.,
8.13%, 11/15/18(a)		2,658	2,751,030
Hornbeck Offshore Services, Inc.,
5.88%, 4/01/20		950	997,500
MEG Energy Corp.(a):
6.50%, 3/15/21		3,225	3,386,250
6.38%, 1/30/23		755	787,087
Oil States International, Inc.:
6.50%, 6/01/19		1,705	1,820,087
5.13%, 1/15/23(a)		1,175	1,189,687
Peabody Energy Corp.,
6.25%, 11/15/21(c)		5,255	5,491,475
Precision Drilling Corp.,
6.50%, 12/15/21		1,430	1,533,675
Seadrill Ltd.,
5.63%, 9/15/17(a)		7,910	8,008,875
Transocean, Inc.:
2.50%, 10/15/17		1,300	1,304,437
6.50%, 11/15/20		3,795	4,435,953
6.38%, 12/15/21		4,655	5,478,465
6.80%, 3/15/38		3,300	3,774,520

			62,747,410

Food & Staples Retailing – 0.4%
Wal-Mart Stores, Inc.,
5.25%, 9/01/35(c)		5,150	6,097,523

Food Products – 1.2%
Kraft Foods Group, Inc.,
5.00%, 6/04/42		5,000	5,426,970
Mondelez International, Inc.:
6.50%, 8/11/17		4,450	5,383,049
6.13%, 8/23/18		4,840	5,891,732
Post Holdings, Inc.,
7.38%, 2/15/22		3,068	3,405,480

			20,107,231

Gas Utilities – 0.2%
El Paso Natural Gas Co. LLC,
8.63%, 1/15/22		2,345	3,178,005

Health Care Equipment & Supplies – 0.7%
Fresenius US Finance II, Inc.,
9.00%, 7/15/15(a)		8,000	9,120,000
Teleflex, Inc.,
6.88%, 6/01/19		1,660	1,801,100

			10,921,100

Health Care Providers & Services – 3.8%
Aviv Healthcare Properties LP,
7.75%, 2/15/19		1,550	1,662,375
CHS/Community Health Systems, Inc.,
5.13%, 8/15/18		1,620	1,705,050
HCA, Inc.:
8.50%, 4/15/19		665	739,813
6.50%, 2/15/20		7,620	8,477,250
7.25%, 9/15/20		9,865	10,950,150
4.75%, 5/01/23		3,900	3,924,375
INC Research LLC,
11.50%, 7/15/19(a)		2,355	2,484,525
inVentiv Health, Inc.(a):
9.00%, 1/15/18		1,530	1,570,162
10.00%, 8/15/18		170	149,600
Tenet Healthcare Corp.:
10.00%, 5/01/18		4,800	5,586,000
8.88%, 7/01/19		3,750	4,237,500
4.75%, 6/01/20(a)		3,184	3,203,900
4.50%, 4/01/21(a)(d)		304	299,060
UnitedHealth Group, Inc.,
6.88%, 2/15/38(c)		10,000	13,426,710
Verisk Analytics, Inc.,
4.13%, 9/12/22		1,000	1,020,661
WellPoint, Inc.,
3.30%, 1/15/23(c)		3,650	3,653,964

			63,091,095

Health Care Technology – 0.9%
Amgen, Inc.,
5.15%, 11/15/41		13,460	14,727,542

Hotels, Restaurants & Leisure – 0.4%
Caesars Entertainment Operating Co., Inc.,
9.00%, 2/15/20(a)		795	808,913
MCE Finance Ltd.,
5.00%, 2/15/21(a)(d)		3,895	3,895,000
Six Flags Entertainment Corp.,
5.25%, 1/15/21(a)		1,718	1,709,410

			6,413,323

Household Durables – 0.5%
Beazer Homes USA, Inc.,
6.63%, 4/15/18		2,330	2,493,100
DR Horton, Inc.,
4.38%, 9/15/22		2,145	2,134,275
Standard Pacific Corp.,
8.38%, 1/15/21		3,015	3,587,850
United Rentals North America, Inc.,
5.75%, 7/15/18		793	852,475

			9,067,700

4	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Household Products – 0.1%
Spectrum Brands Escrow Corp.(a):
6.38%, 11/15/20	USD	810	$861,638
6.63%, 11/15/22		1,110	1,198,800

			2,060,438

Independent Power Producers & Energy Traders – 1.9%
The AES Corp.:
9.75%, 4/15/16		3,320	3,950,800
7.38%, 7/01/21		460	512,900
Calpine Corp.(a):
7.25%, 10/15/17		1,341	1,421,460
7.50%, 2/15/21		634	687,890
Energy Future Intermediate Holding Co. LLC,
10.00%, 12/01/20		6,370	7,309,575
Exelon Generation Co. LLC,
4.25%, 6/15/22(a)		7,863	8,098,575
GenOn REMA LLC, Series C,
9.68%, 7/02/26		1,690	1,833,650
Laredo Petroleum, Inc.:
9.50%, 2/15/19		965	1,090,450
7.38%, 5/01/22		900	974,250
NRG Energy, Inc.,
6.63%, 3/15/23(a)		1,785	1,914,413
QEP Resources, Inc.:
5.38%, 10/01/22		1,927	2,052,255
5.25%, 5/01/23		1,000	1,050,000

			30,896,218

Insurance – 6.1%
Alliant Holdings I, Inc.,
7.88%, 12/15/20(a)		1,204	1,200,990
American International Group, Inc.(c):
3.80%, 3/22/17		5,070	5,465,105
8.25%, 8/15/18		2,125	2,758,278
6.40%, 12/15/20		8,710	10,663,784
Aon Corp.,
5.00%, 9/30/20(c)		7,700	8,726,056
Aon Plc,
4.25%, 12/12/42(a)		6,500	6,219,953
Fairfax Financial Holdings Ltd.,
5.80%, 5/15/21(a)		3,750	3,949,702
Forethought Financial Group, Inc.,
8.63%, 4/15/21(a)		3,400	4,047,115
Manulife Financial Corp.,
4.90%, 9/17/20(c)		10,425	11,477,227
MPL 2 Acquisition Canco, Inc.,
9.88%, 8/15/18(a)		1,455	1,422,262
Nippon Life Insurance Co.,
5.00%, 10/18/42(a)(b)		10,675	10,887,336
Principal Financial Group, Inc.,
8.88%, 5/15/19(c)		2,825	3,823,604
Prudential Financial, Inc.:
6.63%, 12/01/37(c)		10,000	12,387,580
5.88%, 9/15/42(b)		6,100	6,397,375
XL Group Ltd.,
5.75%, 10/01/21(c)		10,085	11,656,303

			101,082,670

IT Services – 1.2%
Ceridian Corp.,
8.88%, 7/15/19(a)		5,925	6,606,375
Epicor Software Corp.,
8.63%, 5/01/19		2,400	2,586,000
First Data Corp.:
7.38%, 6/15/19(a)(c)		3,155	3,320,637
6.75%, 11/01/20(a)		2,720	2,794,800
8.25%, 1/15/21(a)		134	138,020
12.63%, 1/15/21		1,763	1,877,595
SunGard Data Systems, Inc.,
7.38%, 11/15/18		2,460	2,613,750

			19,937,177

Life Sciences Tools & Services – 1.6%
Bio-Rad Laboratories, Inc.,
8.00%, 9/15/16		12,000	12,947,892
Life Technologies Corp.,
6.00%, 3/01/20(c)		12,000	13,259,172

			26,207,064

Machinery – 0.9%
Ingersoll-Rand Global Holding Co. Ltd.,
9.50%, 4/15/14(c)		10,000	10,967,130
UR Merger Sub Corp.:
7.38%, 5/15/20		2,025	2,227,500
7.63%, 4/15/22		1,853	2,066,095

			15,260,725

Media – 7.7%
A&E Television Networks LLC,
3.25%, 8/22/19		5,000	5,062,500
AMC Networks, Inc.:
7.75%, 7/15/21		1,330	1,519,525
4.75%, 12/15/22		685	685,000
Cinemark USA, Inc.,
5.13%, 12/15/22(a)		349	353,363
Clear Channel Worldwide Holdings, Inc.(a):
6.50%, 11/15/22		2,758	2,909,690
6.50%, 11/15/22		7,447	7,931,055
Cox Communications, Inc.,
8.38%, 3/01/39(a)(c)		10,000	14,859,490
CSC Holdings LLC,
8.63%, 2/15/19		4,005	4,816,012
DIRECTV Holdings LLC,
5.00%, 3/01/21		8,575	9,482,021
DISH DBS Corp.,
7.00%, 10/01/13		5,000	5,168,750

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	5

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Media (concluded)
Intelsat Jackson Holdings SA,
7.25%, 4/01/19	USD	710	$761,475
Intelsat Luxembourg SA:
11.25%, 2/04/17		3,010	3,190,600
11.50%, 2/04/17(f)		1,320	1,399,200
The Interpublic Group of Cos., Inc.:
10.00%, 7/15/17		4,000	4,330,000
3.75%, 2/15/23		6,025	5,893,065
The New York Times Co.,
6.63%, 12/15/16		1,725	1,886,719
News America, Inc.,
6.15%, 3/01/37(c)		9,575	11,355,720
Time Warner Cable, Inc.,
6.75%, 6/15/39(c)		11,600	14,079,198
Time Warner, Inc.,
7.70%, 5/01/32(c)		12,000	16,498,284
Unitymedia Hessen GmbH & Co. KG(a):
7.50%, 3/15/19		3,530	3,870,733
5.50%, 1/15/23		1,000	1,020,000
Virgin Media Finance Plc,
4.88%, 2/15/22		1,795	1,790,512
Virgin Media Secured Finance Plc,
6.50%, 1/15/18		7,750	8,292,500

			127,155,412

Metals & Mining – 2.9%
AngloGold Ashanti Holdings Plc,
5.13%, 8/01/22		5,000	5,071,260
ArcelorMittal:
9.50%, 2/15/15		1,623	1,829,932
4.25%, 2/25/15		711	730,009
4.25%, 8/05/15		1,325	1,364,607
4.25%, 3/01/16		725	734,063
5.00%, 2/25/17		1,005	1,028,947
6.13%, 6/01/18		2,575	2,749,307
6.75%, 2/25/22		900	989,805
Barrick Gold Corp.,
2.90%, 5/30/16(c)		3,625	3,807,479
FMG Resources August 2006 Property Ltd.(a):
6.38%, 2/01/16(c)		5,485	5,649,550
6.00%, 4/01/17(c)		2,435	2,501,962
6.88%, 4/01/22		115	119,025
Freeport-McMoRan Copper & Gold, Inc.,
3.55%, 3/01/22		4,700	4,580,484
Freeport-McMoRan Corp.,
7.13%, 11/01/27		8,500	9,990,509
New Gold, Inc.(a):
7.00%, 4/15/20		440	473,000
6.25%, 11/15/22		1,795	1,893,725
Novelis, Inc.,
8.75%, 12/15/20		3,285	3,712,050
Steel Dynamics, Inc.,
6.38%, 8/15/22(a)		1,430	1,544,400

			48,770,114

Multi-Utilities – 1.3%
CenterPoint Energy, Inc.(c):
5.95%, 2/01/17		9,000	10,370,619
6.50%, 5/01/18		9,675	11,716,164

			22,086,783

Multiline Retail – 0.8%
Dollar General Corp.,
4.13%, 7/15/17		3,230	3,407,650
Dufry Finance SCA,
5.50%, 10/15/20(a)		3,460	3,615,700
JC Penney Co., Inc.,
5.65%, 6/01/20(c)		2,610	2,169,562
Walgreen Co.,
3.10%, 9/15/22		3,525	3,508,958

			12,701,870

Oil, Gas & Consumable Fuels – 14.4%
Access Midstream Partners LP:
5.88%, 4/15/21		2,000	2,115,000
6.13%, 7/15/22		1,600	1,700,000
Anadarko Petroleum Corp.,
6.38%, 9/15/17		75	88,867
Berry Petroleum Co.,
6.38%, 9/15/22		1,435	1,510,338
BP Capital Markets Plc(c):
5.25%, 11/07/13		2,100	2,177,030
3.20%, 3/11/16		2,800	2,987,197
Carrizo Oil & Gas, Inc.,
7.50%, 9/15/20		1,600	1,664,000
Chesapeake Energy Corp.:
7.25%, 12/15/18		1,465	1,648,125
6.63%, 8/15/20(c)		1,500	1,646,250
6.13%, 2/15/21(c)		1,565	1,674,550
Concho Resources, Inc.,
5.50%, 10/01/22		1,425	1,510,500
CONSOL Energy, Inc.,
6.38%, 3/01/21		1,520	1,554,200
Continental Resources, Inc.,
5.00%, 9/15/22		1,560	1,661,400
Copano Energy LLC,
7.13%, 4/01/21		1,690	1,939,275
DCP Midstream LLC,
4.75%, 9/30/21(a)		1,074	1,129,564
Denbury Resources, Inc.,
4.63%, 7/15/23(d)		2,572	2,520,560
El Paso Pipeline Partners Operating Co. LLC:
6.50%, 4/01/20		5,075	6,125,621
5.00%, 10/01/21		1,850	2,052,692
Enbridge Energy Partners LP,
9.88%, 3/01/19		6,000	8,129,964
Energy Transfer Partners LP,
6.50%, 2/01/42		2,340	2,699,366
Energy XXI Gulf Coast, Inc.,
7.75%, 6/15/19		3,465	3,759,525
Enterprise Products Operating LLC:
6.65%, 4/15/18(c)		12,000	14,811,660

6	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Oil, Gas & Consumable Fuels (continued)
Enterprise Products Operating LLC (concluded):
7.00%, 6/01/67(b)	USD	2,500	$2,687,500
EP Energy LLC/Everest Acquisition Finance, Inc.,
6.88%, 5/01/19		3,833	4,149,222
Forest Oil Corp.,
8.50%, 2/15/14		2,096	2,237,480
Kinder Morgan Energy Partners LP:
6.85%, 2/15/20(c)		12,000	14,903,400
3.95%, 9/01/22		2,500	2,608,075
Kodiak Oil & Gas Corp.:
8.13%, 12/01/19		640	713,600
5.50%, 1/15/21(a)		742	747,565
Linn Energy LLC:
6.25%, 11/01/19(a)		3,795	3,785,512
7.75%, 2/01/21		1,530	1,637,100
Marathon Petroleum Corp.,
3.50%, 3/01/16		4,600	4,911,825
MarkWest Energy Partners LP:
6.25%, 6/15/22		1,164	1,262,940
5.50%, 2/15/23		600	633,000
4.50%, 7/15/23		4,170	4,149,150
Newfield Exploration Co.:
6.88%, 2/01/20		1,965	2,124,656
5.63%, 7/01/24		1,175	1,263,125
Nexen, Inc.,
6.40%, 5/15/37		4,615	5,882,376
Oasis Petroleum, Inc.:
7.25%, 2/01/19		915	992,775
6.50%, 11/01/21		1,025	1,096,750
Offshore Group Investments Ltd.,
11.50%, 8/01/15		1,182	1,282,470
ONEOK Partners LP,
8.63%, 3/01/19		10,000	13,316,070
PBF Holding Co. LLC,
8.25%, 2/15/20(a)		440	475,200
PDC Energy, Inc.,
7.75%, 10/15/22(a)		1,225	1,274,000
Petrobras International Finance Co.:
3.88%, 1/27/16(c)		12,550	13,143,766
5.38%, 1/27/21		7,425	8,134,964
Petrohawk Energy Corp.,
10.50%, 8/01/14(c)		2,080	2,201,784
Petroleum Geo-Services ASA,
7.38%, 12/15/18(a)		1,770	1,929,300
Pioneer Natural Resources Co.,
6.88%, 5/01/18		1,665	2,017,605
Plains Exploration & Production Co.,
6.88%, 2/15/23		3,885	4,443,469
Premier Oil Plc,
5.00%, 6/09/18		11,500	11,845,000
Range Resources Corp.:
6.75%, 8/01/20		1,760	1,931,600
5.75%, 6/01/21		1,125	1,203,750
Ruby Pipeline LLC,
6.00%, 4/01/22(a)		10,000	11,349,400
Sabine Pass Liquefaction LLC,
5.63%, 2/01/21(a)		9,301	9,335,879
Sabine Pass Liquified Natural Gas LP:
7.50%, 11/30/16		5,965	6,621,150
6.50%, 11/01/20(a)		1,920	1,968,000
SandRidge Energy, Inc.:
7.50%, 3/15/21		917	972,020
8.13%, 10/15/22		700	757,750
7.50%, 2/15/23		2,525	2,682,813
SESI LLC,
7.13%, 12/15/21		1,460	1,624,250
SM Energy Co.:
6.63%, 2/15/19		750	793,125
6.50%, 11/15/21		1,160	1,235,400
6.50%, 1/01/23		730	777,450
Targa Resources Partners LP,
6.88%, 2/01/21		1,265	1,385,175
Tennessee Gas Pipeline Co. LLC,
8.00%, 2/01/16		2,802	3,327,498
Tesoro Corp.,
5.38%, 10/01/22		2,055	2,137,200
Western Gas Partners LP,
5.38%, 6/01/21		5,125	5,773,927
The Williams Cos., Inc.,
8.75%, 3/15/32		2,478	3,328,105

			238,159,855

Paper & Forest Products – 2.2%
Boise Paper Holdings LLC:
9.00%, 11/01/17		415	451,313
8.00%, 4/01/20		1,625	1,799,687
Clearwater Paper Corp.,
4.50%, 2/01/23(a)		688	682,840
International Paper Co.:
7.50%, 8/15/21(c)		9,675	12,569,199
8.70%, 6/15/38		4,000	5,837,436
7.30%, 11/15/39(c)		10,000	13,008,870
Longview Fibre Paper & Packaging, Inc.,
8.00%, 6/01/16(a)		1,115	1,173,537
PH Glatfelter Co.,
5.38%, 10/15/20		1,570	1,640,650

			37,163,532

Pharmaceuticals – 2.8%
AbbVie, Inc.,
2.90%, 11/06/22(a)(c)		5,675	5,610,594
Capsugel Finance Co. SCA,
9.88%, 8/01/19(a)	EUR	400	606,937
Merck & Co., Inc.,
6.50%, 12/01/33(c)	USD	6,420	8,870,636
Mylan, Inc.,
6.00%, 11/15/18(a)		3,250	3,548,035
Pfizer, Inc.,
7.20%, 3/15/39(c)		5,170	7,675,821
Roche Holdings, Inc.,
7.00%, 3/01/39(a)(c)		6,130	8,891,761
Valeant Pharmaceuticals International(a):
6.50%, 7/15/16		417	434,201

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	7

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Pharmaceuticals (concluded)
Valeant Pharmaceuticals International(a) (concluded):
6.38%, 10/15/20	USD	2,355	$2,431,538
Watson Pharmaceuticals, Inc.,
3.25%, 10/01/22(c)		7,520	7,504,336

			45,573,859

Professional Services – 0.4%
The Dun & Bradstreet Corp.,
3.25%, 12/01/17		5,750	5,901,932

Real Estate Investment Trusts (REITs) – 2.7%
AvalonBay Communities, Inc.,
6.10%, 3/15/20(c)		10,000	12,089,000
Developers Diversified Realty Corp.:
4.75%, 4/15/18		2,140	2,366,301
7.88%, 9/01/20		2,650	3,367,705
ERP Operating LP,
5.75%, 6/15/17(c)		10,000	11,689,960
Felcor Lodging LP,
5.63%, 3/01/23(a)		999	1,007,741
HCP, Inc.,
5.38%, 2/01/21(c)		3,450	3,997,674
UDR, Inc.,
4.25%, 6/01/18		5,225	5,742,959
Ventas Realty LP/Ventas Capital Corp.,
4.75%, 6/01/21		3,835	4,207,704

			44,469,044

Real Estate Management & Development – 0.6%
Lennar Corp.,
4.75%, 11/15/22(a)		1,805	1,768,900
Mattamy Group Corp.,
6.50%, 11/15/20(a)		2,205	2,221,537
Realogy Corp.(a)(c):
7.88%, 2/15/19		1,430	1,573,000
7.63%, 1/15/20		2,085	2,366,475
Shea Homes LP,
8.63%, 5/15/19		1,625	1,820,000

			9,749,912

Road & Rail – 1.3%
The Hertz Corp.,
6.75%, 4/15/19		1,167	1,266,195
Norfolk Southern Corp.,
6.00%, 3/15/2105(c)		17,200	20,545,933

			21,812,128

Semiconductors & Semiconductor Equipment – 0.5%
KLA-Tencor Corp.,
6.90%, 5/01/18		5,515	6,576,169
NXP BV/NXP Funding LLC,
5.75%, 2/15/21(a)(d)		1,995	1,995,000

			8,571,169

Software – 0.6%
IAC/InterActiveCorp.,
4.75%, 12/15/22(a)		2,461	2,442,543
Infor US, Inc.,
9.38%, 4/01/19		2,190	2,474,700
Nuance Communications, Inc.,
5.38%, 8/15/20(a)		2,260	2,327,800
Symantec Corp.,
2.75%, 6/15/17		2,050	2,107,455

			9,352,498

Specialty Retail – 1.5%
AutoNation, Inc.,
6.75%, 4/15/18		6,125	6,921,250
Limited Brands, Inc.,
7.00%, 5/01/20		3,050	3,507,500
New Academy Finance Co. LLC/New Academy Finance Corp.,
8.00%, 6/15/18(a)(f)		485	500,156
QVC, Inc.(a):
7.38%, 10/15/20		355	391,870
5.13%, 7/02/22		5,020	5,272,054
Sally Holdings LLC,
6.88%, 11/15/19		2,015	2,226,575
VF Corp.,
5.95%, 11/01/17		5,000	5,860,855

			24,680,260

Textiles, Apparel & Luxury Goods – 0.1%
Phillips-Van Heusen Corp.,
4.50%, 12/15/22		973	968,135

Tobacco – 2.2%
Altria Group, Inc.,
10.20%, 2/06/39(c)		13,392	22,361,868
BAT International Finance Plc,
3.25%, 6/07/22(a)(c)		4,750	4,869,700
Lorillard Tobacco Co.,
3.50%, 8/04/16		8,375	8,868,924

			36,100,492

Trading Companies & Distributors – 0.3%
Doric Nimrod Air Finance Alpha Ltd., Series 2012-1, Class A,
5.13%, 11/30/24(a)		4,385	4,713,875

Transportation Infrastructure – 1.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.(a):
3.75%, 5/11/17		10,500	11,052,993
4.88%, 7/11/22		5,550	5,629,482

			16,682,475

Wireless Telecommunication Services – 4.8%
America Movil SAB de CV(c):
2.38%, 9/08/16		12,495	12,918,431
3.13%, 7/16/22		1,275	1,266,728
American Tower Corp.:
4.50%, 1/15/18		6,500	7,176,812
5.05%, 9/01/20		500	554,482
5.90%, 11/01/21		3,770	4,438,161
Crown Castle International Corp.,
5.25%, 1/15/23(a)		1,880	1,974,000
Crown Castle Towers LLC(a):
5.50%, 1/15/37		4,000	4,576,764
4.17%, 8/15/37		3,000	3,307,806
6.11%, 1/15/40		4,555	5,511,158

8	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV) (Percentages shown are based on Net Assets)

Corporate Bonds	Par (000)		Value
Wireless Telecommunication Services (concluded)
Digicel Group Ltd.(a):
8.25%, 9/01/17	USD	125	$132,500
8.25%, 9/30/20		3,440	3,835,600
SBA Tower Trust,
5.10%, 4/15/42(a)		13,975	15,641,798
Sprint Capital Corp.,
6.88%, 11/15/28		1,610	1,626,100
Sprint Nextel Corp.(a):
9.00%, 11/15/18		5,290	6,546,375
7.00%, 3/01/20		8,970	10,405,201

			79,911,916

Total Corporate Bonds – 117.0%			1,935,973,842

Municipal Bonds
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, Build America Bonds,
6.85%, 1/01/38		5,000	5,802,750
Metropolitan Transportation Authority, RB, Build America Bonds,
6.55%, 11/15/31		10,000	12,240,900

Total Municipal Bonds – 1.1%			18,043,650

Preferred Securities
Capital Trusts
Capital Markets – 3.1%
Ameriprise Financial, Inc.,
7.52%, 6/01/66(b)(c)		3,000	3,360,000
State Street Capital Trust IV,
1.31%, 6/01/67(b)		60,845	47,459,100

			50,819,100

Commercial Banks – 2.5%
Barclays Bank Plc(a)(b)(e):
5.93%(c)		2,125	2,103,750
7.43%		2,225	2,336,250
BNP Paribas SA,
7.20%(a)(b)(c)(e)		5,000	5,202,500
Credit Agricole SA,
8.38%(a)(b)(c)(e)		5,000	5,456,250
HSBC Capital Funding LP/Jersey Channel Islands,
10.18%(a)(b)(c)(e)		11,835	16,805,700
M&T Capital Trust II,
8.28%, 6/01/27		4,540	4,630,800
Standard Chartered Plc,
7.01%(a)(b)(e)		5,000	5,362,255

			41,897,505

Diversified Financial Services – 3.1%
General Electric Capital Corp.,
6.25%(b)(c)(e)		9,100	9,933,287
JPMorgan Chase Capital XXI, Series U,
1.25%, 1/15/87(b)		20,000	15,350,000
JPMorgan Chase Capital XXIII,
1.29%, 5/15/77(b)(c)		32,745	25,213,650

			50,496,937

Electric Utilities – 0.5%
PPL Capital Funding, Inc.,
6.70%, 3/30/67(b)		8,300	8,839,500

Insurance – 8.3%
ACE Capital Trust II,
9.70%, 4/01/30(c)		7,000	10,220,000
The Allstate Corp.,
6.50%, 5/15/67(b)		10,400	11,207,040
American General Capital II,
8.50%, 7/01/30		500	645,111
American International Group, Inc.,
8.18%, 5/15/68(b)		3,755	4,881,500
AXA SA(a)(b)(e):
6.38%		4,900	4,875,500
6.46%		6,000	5,940,000
Bank One Capital III,
8.75%, 9/01/30(c)		2,000	2,821,732
The Chubb Corp.,
6.38%, 3/29/67(b)		7,400	8,047,500
Great-West Life & Annuity Insurance Co. Capital LP II,
7.15%, 5/16/46(a)(b)(c)		500	517,500
Liberty Mutual Group, Inc.,
10.75%, 6/15/88(a)(b)		8,325	12,654,000
Lincoln National Corp.,
7.00%, 5/17/66(b)		9,005	9,239,130
MetLife, Inc.,
6.40%, 12/15/66		9,775	10,582,317
Mitsui Sumitomo Insurance Co. Ltd.,
7.00%, 3/15/72(a)(b)		4,800	5,474,615
Northwestern Mutual Life Insurance Co.,
6.06%, 3/30/40(a)(c)		12,000	15,112,176
Principal Life Insurance Co.,
8.00%, 3/01/44(a)(c)		2,500	2,719,655
Prudential Plc,
6.50%(e)		6,000	5,970,000
Reinsurance Group of America, Inc.,
6.75%, 12/15/65(b)(c)		12,000	12,240,000
Swiss Re Capital I LP,
6.85%(a)(b)(e)		4,450	4,728,125
Swiss Re Solutions Holding Corp.,
7.75%, 6/15/30(c)		2,000	2,671,282
ZFS Finance USA Trust II,
6.45%, 12/15/65(a)(b)		6,800	7,276,000

			137,823,183

Multi-Utilities – 0.3%
Dominion Resources, Inc.,
7.50%, 6/30/66(b)		4,400	4,884,000

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	9

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ) (formerly known as BlackRock Credit Allocation Income Trust IV)
(Percentages shown are based on Net Assets)

Capital Trusts	Par (000)		Value
Oil, Gas & Consumable Fuels – 1.1%
Enterprise Products Operating LLC, Series A,
8.38%, 8/01/66(b)	USD	7,325	$8,368,812
TransCanada PipeLines Ltd.,
6.35%, 5/15/67(b)		9,400	10,019,949

			18,388,761

Road & Rail – 0.3%
BNSF Funding Trust I,
6.61%, 12/15/55(b)		3,750	4,237,500

Total Capital Trusts – 19.2%			317,386,486

Preferred Stocks	Shares
Auto Components – 0.1%
Dana Holding Corp.,
4.00%(a)(g)		16,300	2,213,744

Capital Markets – 0.6%
RBS Capital Funding Trust V,
5.90%		492,000	10,459,920

Diversified Financial Services – 0.4%
Ally Financial, Inc.,
7.00%(a)		6,111	5,964,145

Real Estate Investment Trusts (REITs) – 0.6%
Sovereign Real Estate Investment Trust,
12.00%(a)		7,000	9,108,540

Thrifts & Mortgage Finance – 0.0%
Fannie Mae, Series S,
8.25%(b)		40,000	72,400
Freddie Mac, Series Z,
8.38%(b)		40,000	74,000

			146,400

Wireless Telecommunication Services – 1.2%
Centaur Funding Corp.,
9.08%(a)		15,143	18,985,536

Total Preferred Stocks – 2.9%			46,878,285

Trust Preferreds
Diversified Financial Services – 0.6%
GMAC Capital Trust I, Series 2,
8.13%, 2/15/40		350,480	9,197,009
Machinery – 0.3%
Stanley Black & Decker, Inc.,
5.75%, 7/25/52		228,000	5,969,040

Total Trust Preferreds – 0.9%			15,166,049

Total Preferred Securities – 23.0%			379,430,820

US Government Sponsored Agency Securities – 0.2%	Par (000)
Agency Obligations – 0.2%
Fannie Mae,
2.27%, 10/09/19(c)(h)	USD	3,945	3,424,244
US Treasury Obligations
US Treasury Bonds(c):
3.75%, 8/15/41		3,364	3,782,922
3.13%, 11/15/41		2,675	2,674,166
3.00%, 5/15/42		2,500	2,431,250
2.75%, 8/15/42		6,320	5,820,328
US Treasury Notes,
1.25%, 10/31/19(c)		645	642,329

Total US Treasury Obligations – 0.9%			15,350,995

Total Long-Term Investments (Cost – $2,198,324,060) – 143.2%			2,368,564,745

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.10% (i)(j)		1,211,985	1,211,985

Total Short-Term Securities (Cost – $1,211,985) – 0.1%			1,211,985

Options Purchased (Cost – $3,982,401) – 0.2%			3,310,085

Total Investments Before Options Written (Cost – $2,203,518,446*) – 143.5%			2,373,086,815

Options Written
(Premiums Received – $1,232,625) – (0.1)%			(837,687)

Total Investments, Net of Options Written – 143.4%			2,372,249,128
Liabilities in Excess of Other Assets – (43.4)%			(717,284,292)

Net Assets – 100.0%			$1,654,964,836

*	As of January 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$2,203,796,174

Gross unrealized appreciation	$191,724,176
Gross unrealized depreciation	(22,433,535)

Net unrealized appreciation	$169,290,641

10	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date.

(c)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	$2,819,620	$(56,380)
Barclays Plc	$602,485	$4,485
Credit Suisse Group AG	$635,510	$18,510
Deutsche Bank AG	$3,895,000	–
Morgan Stanley	$1,995,000	–

(e)	Security is perpetual in nature and has no stated maturity date.

(f)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(g)	Convertible security.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Investments in issuers considered to be an affiliate of the Trust during the period ended January 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares held at October 31, 2012	Net Activity	Shares held at January 31, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	1,652,656	(440,671)	1,211,985	$3,360

(j)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ARB	Airport Revenue Bonds
	EUR	Euro
	JPY	Japanese Yen
	RB	Revenue Bonds
	USD	US Dollar

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	11

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

•	Reverse repurchase agreements outstanding as of January 31, 2013 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	7/25/12	Open	$11,814,497	$11,836,436
Barclays Capital, Inc.	0.35%	8/13/12	Open	4,454,213	4,461,661
Barclays Capital, Inc.	0.35%	8/21/12	Open	4,421,375	4,428,425
Barclays Capital, Inc.	0.35%	9/28/12	Open	909,000	910,114
Barclays Capital, Inc.	0.35%	12/04/12	Open	36,749,570	36,768,506
Citigroup Global Markets, Inc.	(0.75)%	12/04/12	Open	1,628,100	1,626,302
Barclays Capital, Inc.	0.35%	12/11/12	Open	26,311,046	26,324,091
Credit Suisse Securities (USA) LLC	(0.25)%	12/26/12	Open	1,395,000	1,394,651
Credit Suisse Securities (USA) LLC	0.37%	12/26/12	Open	326,611,210	326,744,560
BNP Paribas Securities Corp.	0.24%	12/27/12	Open	3,994,750	3,995,709
Deutsche Bank Securities, Inc.	(1.00)%	12/27/12	Open	2,029,275	2,027,246
BNP Paribas Securities Corp.	0.35%	12/27/12	Open	8,628,065	8,631,085
BNP Paribas Securities Corp.	0.37%	12/27/12	Open	11,843,000	11,847,382
Deutsche Bank Securities, Inc.	(0.63)%	12/27/12	Open	3,525,500	3,523,314
Deutsche Bank Securities, Inc.	(1.50)%	12/27/12	Open	1,864,687	1,861,890
Deutsche Bank Securities, Inc.	0.00%	12/27/12	Open	5,090,781	5,090,781
Deutsche Bank Securities, Inc.	0.17%	12/27/12	Open	650,644	650,754
Deutsche Bank Securities, Inc.	0.21%	12/27/12	Open	2,812,094	2,812,684
UBS Securities LLC	(0.50)%	12/27/12	Open	2,053,725	2,052,898
UBS Securities LLC	0.00%	12/27/12	Open	1,357,637	1,357,637
UBS Securities LLC	0.10%	12/27/12	Open	6,975,150	6,975,712
UBS Securities LLC	0.25%	12/27/12	Open	2,768,512	2,769,070
UBS Securities LLC	0.32%	12/27/12	Open	12,291,500	12,294,668
UBS Securities LLC	0.33%	12/27/12	Open	4,158,412	4,159,518
UBS Securities LLC	0.34%	12/27/12	Open	50,199,050	50,212,799
UBS Securities LLC	0.35%	12/27/12	Open	60,327,938	60,345,378
UBS Securities LLC	0.36%	12/27/12	Open	7,820,075	7,822,343
UBS Securities LLC	0.37%	12/27/12	Open	2,856,000	2,856,851
UBS Securities LLC	0.38%	12/27/12	Open	44,914,875	44,928,624
Citigroup Global Markets, Inc.	(0.38)%	1/09/13	Open	765,675	765,492
Credit Suisse Securities (USA) LLC	0.35%	1/09/13	Open	18,617,625	18,621,788
Deutsche Bank Securities, Inc.	(1.00)%	1/09/13	Open	5,245,031	5,241,680
Credit Suisse Securities (USA) LLC	0.35%	1/14/13	Open	18,056,250	18,059,410
UBS Securities LLC	0.35%	1/14/13	Open	8,510,000	8,511,489
UBS Securities LLC	0.33%	1/17/13	Open	6,352,950	6,352,950
UBS Securities LLC	0.32%	1/18/13	Open	14,280,000	14,281,777
UBS Securities LLC	(0.50)%	1/23/13	Open	2,062,980	2,062,751
BNP Paribas Securities Corp.	0.05%	1/29/13	Open	5,940,800	5,940,825

12	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

•	Reverse repurchase agreements outstanding as of January 31, 2013 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.35%	1/29/13	Open	$14,670,000	$14,670,428
Deutsche Bank Securities, Inc.	0.07%	1/29/13	Open	3,442,012	3,442,033
UBS Securities LLC	0.32%	1/29/13	Open	3,942,500	3,942,605
Citigroup Global Markets, Inc.	(0.38)%	1/31/13	Open	2,301,075	2,301,051

Total				$754,642,579	$754,905,368

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	Financial futures contracts as of January 31, 2013 were as follows:

Contracts Purchased/ (Sold)	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
555	2-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	122,334,141	$10,839
83	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	11,907,906	(492,798)
280	90-Day Euro-Dollar	Chicago Mercantile	March 2016	USD	69,128,500	(53,865)
(392)	5-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	48,503,875	237,762
(1,817)	10-Year US Treasury Note	Chicago Board of Trade	March 2013	USD	238,538,031	3,699,488
(50)	30-Year US Treasury Bond	Chicago Board of Trade	March 2013	USD	7,173,437	297,474

Total						$3,698,900

•	Foreign currency exchange contracts as of January 31, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
USD	3,388,299	EUR	2,533,175	State Street Corp.	4/23/13	$(52,674)

•	Over-the-counter credit default swaptions purchased as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
Bought Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	95.00	Receive	Dow Jones CDX North America Investment Grade, Series 19, Version 1	3/16/13	US	D 180,000	$346,359

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	13

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

•	Over-the-counter interest rate swaptions purchased as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
5-Year Interest Rate Swap	Credit Suisse Group AG	Call	1.33%	Receive	3-Month LIBOR	1/07/14	USD	68,800	$642,183
5-Year Interest Rate Swap	Barclays Plc	Call	1.32%	Receive	3-Month LIBOR	1/10/14	USD	17,975	161,943
5-Year Interest Rate Swap	Credit Suisse Group AG	Call	1.25%	Receive	3-Month LIBOR	1/15/14	USD	22,000	159,597
2-Year Interest Rate Swap	Deutsche Bank AG	Put	0.71%	Pay	3-Month LIBOR	6/28/13	USD	61,000	27,246
5-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.33%	Pay	3-Month LIBOR	1/07/14	USD	68,800	1,000,344
5-Year Interest Rate Swap	Barclays Plc	Put	1.32%	Pay	3-Month LIBOR	1/10/14	USD	17,975	269,794
5-Year Interest Rate Swap	Credit Suisse Group AG	Put	1.25%	Pay	3-Month LIBOR	1/15/14	USD	22,000	375,584
10-Year Interest Rate Swap	Deutsche Bank AG	Put	4.50%	Pay	3-Month LIBOR	2/02/17	USD	8,000	214,685

Total									$2,851,376

•	Over-the-counter options purchased as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount (000)		Market Value
USD Currency	Deutsche Bank AG	Put	USD	85.00	4/15/13	JPY	70,000	$112,350

•	Over-the-counter credit default swaptions written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Pay/Receive Floating Rate Index	Floating Rate Index	Rating[2]	Expiration Date	Notional Amount (000)		Market Value
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Call	USD	80.00	Receive	Dow Jones CDX North America Investment Grade, Series 19, Version 1	A-	3/16/13	USD	180,000	$(81,675)
Sold Protection on 5-Year Credit Default Swap	Credit Suisse Group AG	Put	USD	115.00	Pay	Dow Jones CDX North America Investment Grade, Series 19, Version 1	A-	3/16/13	USD	180,000	(88,464)

Total											$(170,139)

[2]	Using Standard & Poor’s (“S&P”) rating of the underlying securities of the index.

14	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

•	Over-the-counter interest rate swaptions written as of January 31, 2013 were as follows:

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Market Value
10-Year Interest Rate Swap	Credit Suisse Group AG	Call	2.33%	Pay	3-Month LIBOR	10/02/14	USD	6,500	$(159,202)
10-Year Interest Rate Swap	Credit Suisse Group AG	Put	2.33%	Receive	3-Month LIBOR	10/02/14	USD	6,500	(335,423)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	6.00%	Receive	3-Month LIBOR	2/02/17	USD	16,000	(172,923)

Total									$(667,548)

•	Credit default swaps - buy protection outstanding as of January 31, 2013 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
The New York Times Co.	1.00%	Barclays Plc	12/20/16	USD	1,725	$(24,276)
Southwest Airlines Co.	1.00%	Goldman Sachs Group, Inc.	12/20/16	USD	4,000	(170,400)
Southwest Airlines Co.	1.00%	Royal Bank of Scotland Group Plc	12/20/16	USD	4,000	(176,400)
STMicro Electronics	1.00%	Barclays Plc	6/20/17	EUR	1,500	(47,958)
Cigna Corp.	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	7,300	(128,829)
General Dynamic Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	5,585	(1,362)
Humana, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	USD	7,300	(79,444)
Lockheed Martin Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	5,585	(53,576)
Northrop Grumman Corp.	1.00%	Credit Suisse Group AG	9/20/17	USD	4,715	(31,517)
Raytheon Co.	1.00%	Credit Suisse Group AG	9/20/17	USD	4,715	(26,160)
Viacom, Inc.	1.00%	Credit Suisse Group AG	9/20/17	USD	12,200	(143,155)
Century Link, Inc.	1.00%	Credit Suisse Group AG	3/20/18	USD	960	(2,195)
Century Link, Inc.	1.00%	JPMorgan Chase & Co.	3/20/18	USD	860	(1,930)
Century Link, Inc.	1.00%	JPMorgan Chase & Co.	3/20/18	USD	2,820	21,520
Darden Restaurants, Inc.	1.00%	Bank of America Corp.	3/20/18	USD	940	(1,095)
Darden Restaurants, Inc.	1.00%	Credit Suisse Group AG	3/20/18	USD	3,690	52,707
Kohl’s Corp.	1.00%	Credit Suisse Group AG	3/20/18	USD	3,030	6,097
Safeway, Inc.	1.00%	Citigroup, Inc.	3/20/18	USD	7,150	(70,927)
Safeway, Inc.	1.00%	Goldman Sachs Group, Inc.	3/20/18	USD	1,850	(13,317)
SLM Corp.	5.00%	JPMorgan Chase & Co.	3/20/18	USD	17,000	(22,817)

Total						$(915,034)

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	15

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

•	Credit default swaps - sold protection outstanding as of January 31, 2013 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
Anadarko Petroleum Corp.	1.00%	Credit Suisse Group AG	6/20/17	BBB-	USD	2,425	$78,980
Anadarko Petroleum Corp.	1.00%	Morgan Stanley	6/20/17	BBB-	USD	10	372
Anadarko Petroleum Corp.	1.00%	UBS AG	6/20/17	BBB-	USD	994	36,194
Comcast Corp.	1.00%	Credit Suisse Group AG	9/20/17	BBB+	USD	12,200	159,084
United Health Group, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	A	USD	7,300	155,028
WellPoint, Inc.	1.00%	Goldman Sachs Group, Inc.	9/20/17	A-	USD	7,300	99,875
MetLife, Inc.	1.00%	Deutsche Bank AG	3/20/18	A-	USD	3,025	66,518

Total							$596,051

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of January 31, 2013 were as follows:

Fixed Rate	Floating Rate	Counterparty/Exchange	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.44%[3]	3-month LIBOR	Chicago Mercantile	8/29/14	USD	56,600	$(41,547)
2.05%[4]	3-month LIBOR	Credit Suisse Group AG	5/02/22	USD	1,100	10,458
2.06%[4]	3-month LIBOR	Credit Suisse Group AG	5/08/22	USD	14,800	154,947
1.80%[4]	3-month LIBOR	Citigroup, Inc.	6/01/22	USD	100	(1,308)
1.76%[4]	3-month LIBOR	Citigroup, Inc.	6/25/22	USD	11,600	(205,228)
2.03%[3]	3-month LIBOR	Credit Suisse Group AG	1/31/23	USD	18,100	50,847
2.26%[3]	3-month LIBOR	Goldman Sachs Group, Inc.	7/26/42	USD	300	45,031
2.46%[3]	3-month LIBOR	Deutsche Bank AG	8/07/42	USD	17,200	1,860,092
2.52%[3]	3-month LIBOR	Citigroup, Inc.	8/10/42	USD	8,500	822,867
2.71%[3]	3-month LIBOR	Credit Suisse Group AG	8/21/42	USD	2,000	118,714
2.97%[3]	3-month LIBOR	Deutsche Bank AG	1/31/43	USD	10,000	70,305

Total						$2,885,178

[3]	Trust pays the fixed rate and receives the floating rate.

[4]	Trust pays the floating rate and receives the fixed rate.

16	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Schedule of Investments (continued)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	–	$8,038,694	$8,302,500	$16,341,194
Corporate Bonds	–	1,919,066,342	16,907,500	1,935,973,842
Municipal Bonds	–	18,043,650	–	18,043,650
Preferred Securities	$19,803,329	359,627,491	–	379,430,820
US Government Sponsored Agency Securities	–	3,424,244	–	3,424,244
US Treasury Obligations	–	15,350,995	–	15,350,995
Short-Term Securities	1,211,985	–	–	1,211,985
Options Purchased:
Credit Contracts	–	346,359	–	346,359
Interest Rate Contracts	–	2,851,376	–	2,851,376
Foreign Currency Exchange Contracts	–	112,350	–	112,350

Total	$21,015,314	$2,326,861,501	$25,210,000	$2,373,086,815

BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013	17

Schedule of Investments (concluded)	BlackRock Credit Allocation Income Trust (BTZ)
(formerly known as BlackRock Credit Allocation Income Trust IV)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	–	$676,375	–	$676,375
Interest rate contracts	$4,245,563	3,133,261	–	7,378,824
Liabilities:
Credit contracts	–	(1,165,497)	–	(1,165,497)
Foreign currency exchange contracts	–	(52,674)	–	(52,674)
Interest rate contracts	(546,663)	(915,631)	–	(1,462,294)

Total	$3,698,900	$1,675,834	–	$5,374,734

[1]

Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options written. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

Certain of the Trust’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of January 31, 2013, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged as collateral for financial futures contracts	$2,357,940	–	–	$2,357,940
Cash pledged as collateral for reverse repurchase agreements	3,783,000	–	–	3,783,000
Cash pledged as collateral for swaps	3,840,000	–	–	3,840,000
Liabilities:
Bank overdraft	–	$(47,332)	–	(47,332)
Reverse repurchase agreements	–	(754,642,579)	–	(754,642,579)
Cash received as collateral for reverse repurchase agreements	–	(2,334,000)	–	(2,334,000)
Cash received as collateral for swaps	–	(2,510,000)	–	(2,510,000)

Total	$9,980,940	$(759,533,911)	–	$(749,552,971)

There were no transfers between Level 1 and Level 2 during the period ended January 31, 2013.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing transaction prices or third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value in such Level 3 investments.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Total
Assets:
Opening Balance, as of October 31, 2012	$3,982,000	$8,192,550	$12,174,550
Transfers into Level 3[2]	–	–	–
Transfers out of Level 3[2]	–	–	–
Accrued discounts/premiums	25,424	–	25,424
Net realized gain (loss)	–	–	–
Net change in unrealized appreciation/depreciation[3]	249,920	224,950	474,870
Purchases	4,045,156	8,490,000	12,535,156
Sales	–	–	–

Closing Balance, as of January 31, 2013	$8,302,500	$16,907,500	$25,210,000

[2]	Transfers into and transfers out of Level 3 represent the values as of the beginning of the reporting period.
[3]	The change in unrealized appreciation/depreciation on investments still held as of January 31, 2013 was $474,870.

18	BLACKROCK CREDIT ALLOCATION INCOME TRUST	JANUARY 31, 2013

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Credit Allocation Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Credit Allocation Income Trust

Date: March 26, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Credit Allocation Income Trust

Date: March 26, 2013